Share-based payment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share-based payment
26.	Share-based payment
The Group provides benefits to employees (including executive directors) of the Group through share-based incentives. The following table outlines the key share-based awards expense and their respective equity or liability balances as of December 31, 2019, 2018 and 2017.

	Equity					Liability
	Class C	RSU	Option	Incentive	Total	Class C	Incentive	Total	Total
Number of shares
As of December 31, 2016	1,444,212	—	—	—	1,444,212	3,545,388	—	3,545,388	4,989,600
Granted	—	—	—	—	—	3,045,420	5,028,282	8,073,702	8,073,702
Repurchased	(339,948)	—	—	—	(339,948)	—	—	—	(339,948)

As of December 31, 2017	1,104,264	—	—	—	1,104,264	6,590,808	5,028,282	11,619,090	12,723,354

Granted	—	5,261,256	135,198	304,920	5,701,374	—	—	—	5,701,374
Issued	—	(146,806)	—	—	(146,806)	—	—	—	(146,806)
Reclassified	6,590,808	—	—	5,028,282	11,619,090	(6,590,808)	(5,028,282)	(11,619,090)	—
Repurchased	(1,814,022)	—	—	—	(1,814,022)	—	—	—	(1,814,022)
Converted	(5,881,050)	—	—	—	(5,881,050)	—	—	—	(5,881,050)

As of December 31, 2018	—	5,114,450	135,198	5,333,202	10,582,850	—	—	—	10,582,850

Granted	—	9,437	5,160	—	14,597	—	—	—	14,597
Issued	—	(159,751)	—	—	(159,751)	—	—	—	(159,751)
Cancelled	—	(529,240)	(106,722)	—	(635,962)	—	—	—	(635,962)
Repurchased	—	—	—	(3,838)	(3,838)	—	—	—	(3,838)

As of December 31, 2019	—	4,434,896	33,636	5,329,364	9,797,896	—	—	—	9,797,896

Class C ordinary shares
The Group granted fully vested share awards from January 2015 to January 2017 entitling key founders and senior executives the issuance of Class C ordinary shares in the Group.
In July 2017, Class C Shares were issued to a holding vehicle in which the key founders and senior executives are shareholders.

In July 2018, 1,814,022 Class C shares were repurchased by the Group for an initial consideration of R$ 63,230, which was subject to an additional payment upon the occurrence of certain events including the completion of an IPO, sale or private placement (“Capital Event”). Given the consummation of the IPO, such additional payment has been determined in R$ 79,210, calculated by multiplying the number of shares that have been redeemed by 90% of the share price in the Capital Event minus the initial consideration, paid on October 29, 2018, totalizing R$ 142,440.
Incentive Shares
In 2017, certain key employees have been granted incentive shares, or the
Co-Investment
Shares, that entitle participants to receive a cash bonus which they, at their option, may use to purchase a specified number of preferred shares in StoneCo Brasil, which were then exchanged for common shares in DLP Par and after were exchanged upon consummation of the IPO, as mentioned in Note 21.
Incentive Shares are subject to a 10 year
lock-up
period after which participants have the right to sell their shares to a third-party buyer for the fair market value of the Company. If a participant ceases employment for any reason before the end of the 10 years lock-up
period, the Company have the right to acquire the shares for the price originally paid by the participant, less an applicable discount as below.

Time remaining to the end of the Lock-up period	Discount	Monthly Installments
7-10 years	25%	Up to 120
3-7 years	20%	Up to 60
0-3 years	15%	Up to 36
The Repurchase Right can be exercised at any time up to two years from the participant’s termination date. Once the lock-up
period expires and if the participant terminates employment, the Company has a
90-day
option to repurchase the shares at the then-current share price.
Based on the repurchase discount schedule the largest payout is 85% of the award’s grant date fair value should a participant leave before the
10-year
lock-up
period expires. The vesting tranches are broken into three separate tranches, which reflects the terms of the repurchase right and constitutes graded vesting features.
The first tranche represents 75% of the grant date fair value, recognized in full on the grant date. That is, if an employee voluntarily terminates employment up to 3 years from the grant date and the Company exercises its repurchase feature, the participant will receive a cash payment equal to 75% of the grant date fair value.
The second tranche represents 5% of the grant date fair value, recognized from grant date to the end of year 3. This represents the additional 5% potential repurchase payment if the employee satisfies 3 to 7 years of the lock-up
period.
The third tranche represents 5% of the grant date fair value, recognized from grant date to the end of year 7. This represents the additional 5% potential repurchase payment if the employee satisfies at least 7 years of the lock-up
period but leaves prior to the expiration of the
lock-up
period.
During 2019, 3,838 Class A common shares were repurchased as a participant left the Company prior to lock-up
expiration.
Phantom Share plan
Under the Phantom Share plan granted on December 1, 2017 participants have the right to receive compensation in cash for the appreciation of StoneCo Brasil share price equivalent to the difference between the price per share at the date of grant and the price per share upon a qualifying settlement event. The participant must remain actively employed until the settlement event occurs in order to become vested in the award. A settlement event is defined as the entrance of a new shareholder into the Group who takes possession of more than 50% of voting rights. If the value of the incentive is negative, no amount will be owed to the participant. Therefore, the plan is accounted for as a cash settled award with a liability for the actual cash paid to the employees, which will be the fair value at settlement date. However, as of December 31, 2017, Management did not consider a settlement event probable. As such, no compensation expense has been recognized for this plan in the year ended December 31, 2017. In September 2018, these shares were converted to RSU awards and recognized in equity over the vesting period.

Restricted share units
In September 2018, the Group granted new awards of restricted share units (“RSUs”). In addition, all outstanding Phantom Shares, which were originally granted on December 1, 2017, were converted to RSU awards. These awards are equity classified, the majority of the awards are subject to performance conditions, and the related compensation expense will be recognized over the vesting period. The Company issued 5,261,256 awards (including Phantom Shares converted to RSUs) as RSU, and, of which approximately 6% were vested until the IPO, 9% vest in 4 years, 18% vest in 5 years, 21% vest in 7 years, and 46% vest in 10 years. Afterwards, some employees that have not traded their shares on IPO, returned 11,601 shares to treasury to pay the withholding taxes. On the grant date the share price was US$ 24.00.
In April 2019 in connection with the
follow-on
offering, the Company accelerated the vesting of 151,182 Class A common shares, net of withholding taxes, underlying RSU awards. This relates to the acceleration of certain awards to allow recipients to participate in the offering and/or to sell Class A common shares in the open market on or around the closing of this offering.
In August 2019, the Group granted new 9,437 awards as RSUs and also cancelled 527,350. These new awards granted are similar to the granted in September 2018, except for the vesting period that are vested 15% until 5 years, 20% until 7 years and 65% until 10 years. On the grant date the share price was US$ 35.54.
In December 2019, the Company delivered 8,569 Class A common shares hold in treasury shares, net of withholding taxes, to a former employee also in the same period 1,890 awards were cancelled.
Stock options
In September 2018, the Group issued 135,198 awards as stock options, of which approximately 77% have exercise date in 5 years, 5% in 7 years and 18% in 10 years. During 2019, the group also cancelled 106,722 awards as employees left the Company. The strike price for the grant is US$ 24.00.
In August 2019 the Group granted new 5,160 awards, of which approximately 50% have exercise date in 3 years and 50% in 5 years. The strike price for the grant is US$ 30.00.
The fair value of each stock option granted was estimated at the grant date based on the Black-Scholes-Merton pricing model.
The total expense, including taxes and social charges, recognized for the programs for the year was R$ 64,509 (2018 - R$ 60,843).